JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, N, S, U, AND UV

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated June 23, 2022 to Prospectuses dated April 25, 2022

Changes to Variable Investment Options

This Supplement is intended for distribution with prospectuses dated April 25, 2022 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Accumulation Survivorship Variable Universal Life 2020	Majestic VULX
Accumulation SVUL	Medallion Executive Variable Life
Accumulation Variable Universal Life	Medallion Executive Variable Life II
Accumulation Variable Universal Life 08	Medallion Executive Variable Life III
Accumulation Variable Universal Life 2014	Medallion Variable Universal Life Edge
Accumulation Variable Universal Life 2019	Medallion Variable Universal Life Edge II
Accumulation Variable Universal Life 2021	Medallion Variable Universal Life Plus
Corporate VUL	Performance Executive Variable Life
Corporate VUL 03	Performance Survivorship Variable Universal Life
Corporate VUL 04	Protection SVUL
Corporate VUL 05	Protection Variable Universal Life
Corporate VUL 08	Protection Variable Universal Life 09
EPVUL	Protection Variable Universal Life 2012
Majestic Accumulation Variable Universal Life 2019	Protection Variable Universal Life 2017
Majestic Accumulation Variable Universal Life 2021	Protection Variable Universal Life 2021
Majestic Performance Survivorship Variable Universal Life	Simplified Life
Majestic Performance Variable Universal Life	SPVL
Majestic Survivorship Variable Universal Life 2020	Survivorship VUL
Majestic Survivorship VULX	Variable Estate Protection
Majestic Variable COLI	Variable Estate Protection Edge
Majestic Variable Estate Protection	Variable Estate Protection Plus
Majestic Variable Estate Protection 98	Variable Master Plan Plus
Majestic Variable Universal Life	VUL Accumulator
Majestic Variable Universal Life 98	VUL Protector
Majestic VCOLIX

Changes to Subadvisor and Current Expenses

Effective June 23, 2022 (Effective Date), T. Rowe Price Associates, Inc. will become the sole subadvisor for the JHVIT Science & Technology Trust. Accordingly, as of the Effective Date, all references to “Allianz Global Investors U.S. LLC” as they relate to the JHVIT Science & Technology Trust are hereby removed from the prospectus.

In addition, effective June 1, 2022, there is a reduction in Current Expenses for the JHVIT Science & Technology Trust in the “Appendix: Portfolios Available Under the Contract” section of the prospectus.

Accordingly, the subadvisor for JHVIT Science & Technology Trust and the “Current Expenses” are updated as follows in the “Appendix: Portfolios Available Under the Contract” section of each prospectus where the appendix lists Science & Technology Series I:

		Current Expenses*	Average Annual Total Returns (as of 12/31/21) (%)
Investment Objective	Portfolio and Adviser/Subadvisor		1-Year	5-Year	10-Year
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust – Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.02%	8.53	27.04	21.22

The subadvisor for JHVIT Science & Technology Trust and the “Current Expenses” are updated as follows in the “Appendix: Portfolios Available Under the Contract” section of each prospectus where the appendix lists Science & Technology Series NAV:

		Current Expenses*	Average Annual Total Returns (as of 12/31/21) (%)
Investment Objective	Portfolio and Adviser/Subadvisor		1-Year	5-Year	10-Year
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust – Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.97%	8.58	27.10	21.28

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 06/2022

333-85284	333-233647	333-132905	333-152407	333-164164
333-88748	333-233648	333-141693	333-100567	333-164163
333-71136	333-236446	333-148992	333-126668	333-164165
333-100597	333-236447	333-151631	333-152409	333-164166
333-124150	333-248502	333-152408	333-164150	333-164167
333-131299	333-254210	333-153253	333-164151	333-164168
333-141692	333-254211	333-157213	333-164152	333-164169
333-148991	333-152406	333-179571	333-164153	333-164170
333-151630	333-85296	333-193995	333-164156
333-153252	333-88972	333-194819	333-164154
333-157212	333-33504	333-221236	333-164155
333-179570	333-100664	333-235396	333-164171
333-193994	333-127543	333-235397	333-164173
333-194818	333-131139	333-238712	333-164161
333-217721	333-131134	333-238713	333-164162